INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY

Inventory is valued at the lower of cost (first-in, first-out) or net realizable value, and net of reserves is comprised of the following:

	June 30, 2022	December 31, 2021
Raw materials	$219,683	$70,592
Finished goods, net	970,230	504,219
Total	$1,189,913	$574,811

Inventory is valued at the lower of cost (first-in, first-out) or net realizable value, and net of reserves is comprised of the following:

	December 31, 2021	December 31, 2020
Raw materials	$70,592	$38,705
Finished goods, net	504,219	621,799
Total	$574,811	$660,504